Expense Example (Invesco Conservative Allocation Fund, Class S, Invesco Conservative Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Conservative Allocation Fund | Class S, Invesco Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class S
1 Year	$ 101
3 Years	350
5 Years	618
10 Years	$ 1,383